ITEM 1.  Schedule of Investments


COMMON STOCK
_______________________________________________________________________
_______________________________________________________________________

                                 	    SHARES     MARKET VALUE ($)
_______________________________________________________________________
CONSUMER DISCRETIONARY  (14.25%) --------------------------------------

BED BATH & BEYOND INC.*			   25,000	     956,500.00
COACH, INC.                                30,000          1,032,000.00
MARRIOTT INTERNATIONAL,INC.           	   37,000          1,429,680.00
STARBUCKS CORPORATION                      30,000          1,021,500.00
TARGET CORPORATION               	   20,000          1,105,000.00

                                                	   ____________
                                                 	   5,544,680.00

CONSUMER STAPLES  (10.94%) --------------------------------------------

ALTRIA GROUP, INC.               	   15,000          1,148,250.00
CVS CORPORATION                  	   25,000            803,000.00
PEPSICO, INC.                    	   22,000          1,435,720.00
PROCTER & GAMBLE CO.     	           14,000            867,720.00
                                                	   ____________
                                                	   4,254,690.00

ENERGY  (14.74%) ------------------------------------------------------

CHESAPEAKE ENERGY CORPORATION*        	   50,300          1,457,694.00
ENCANA CORPORATION			   18,000	     840,420.00
EXXON MOBIL CORPORATION           	   20,000          1,342,000.00
HALLIBURTON COMPANY                        30,000            853,500.00
SCHLUMBERGER LIMITED             	   20,000          1,240,600.00
                                                	   ____________
                                                 	   5,734,214.00

FINANCIALS  (9.20%)  --------------------------------------------------

AMERICAN EXPRESS COMPANY           	   15,000            841,200.00
JPMORGAN CHASE & CO.			   19,000	     892,240.00
LEHMAN BROTHERS HOLDINGS INC.    	   25,000          1,846,500.00
                                                 	   ____________
                                                 	   3,579,940.00

HEALTH CARE  (7.55%) --------------------------------------------------

AMGEN INC.                       	   13,300            951,349.00
ST. JUDE MEDICAL, INC.*           	   20,000            705,800.00
UNITEDHEALTH GROUP INC           	   26,000          1,279,200.00
                                                 	   ____________
                                                 	   2,936,349.00

INDUSTRIALS (16.53%)  -------------------------------------------------

3M COMPANY                       	   11,000            818,620.00
THE BOEING COMPANY               	   20,000          1,577,000.00
CSX CORPORATION                            36,000          1,181,880.00
GENERAL ELECTRIC COMPANY           	   30,000          1,059,000.00
L-3 COMMUNICATIONS HOLDINGS, INC.          10,000            783,300.00
UNITED TECHNOLOGIES CORPORATION            16,000          1,013,600.00
                                                 	   ____________
                                                 	   6,433,400.00

INFORMATION TECHNOLOGY  (17.10%) --------------------------------------

GOOGLE INC.*                       	    5,000          2,009,500.00
HEWLETT-PACKARD COMPANY*                   30,000          1,100,700.00
INTEL CORPORATION                	   50,000          1,028,500.00
MASTERCARD INCORPORATED                    20,200          1,421,070.00
MICROSOFT CORPORATION            	   40,000          1,093,200.00
                                                 	   ____________
                                                 	   6,652,970.00

MATERIALS  (3.04%) ----------------------------------------------------

PRAXAIR, INC.                    	   20,000          1,183,200.00



TELECOMMUNICATION SERVICES  (2.76%)  ----------------------------------

MOTOROLA, INC.                             43,000          1,075,000.00



UTILITIES  (3.89%) ----------------------------------------------------

EXELON CORPORATION               	   25,000          1,513,500.00

_______________________________________________________________________
_______________________________________________________________________
TOTAL INVESTMENTS                            	          38,907,943.00


(*) All of the security is pledged as collateral for open option contracts.


ITEM 2. CONTROLS AND PROCEDURES.

 (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section
 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary

Date     November 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated. Continental Assurance Company Separate Account (B)

By: /s/ Lynne Gugenheim
   ----------------------------------------------
   Lynne Gugenheim
   Secretary (Principal Executive Officer)

Date     November 10, 2006

Continental Assurance Company

By: /s/ D. Craig Mense
   ----------------------------------------------
   D. Craig Mense
   Executive Vice President and Chief Financial Officer
   (Principal Financial and Accounting Officer)

Date     November 10, 2006